Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of anti-dilutive net loss per share
	June 30,
	2022	2021
Series C convertible preferred stock	—	15,133
Stock options	28,849	6,000
Warrants	347,080	347,080
	375,929	368,213

	December 31, 2021	December 31, 2020
Series C convertible preferred stock	15,133	—
Stock options	6,000	6,000
Warrants	347,080	—
	368,213	6,000

Schedule of reconciliation of basic and diluted net loss per share
	For the Years Ended December 31,
	2021	2020
Income (loss) per common share — basic:
Income (loss) from continuing operations	$4,157,108	$(2,666,269)
Loss from discontinued operations	(253,367)	(371,248)
Net income (loss)	$3,903,741	$(3,037,517)
Weighted average common shares outstanding — basic	1,897,315	1,319,094

Net income (loss) per common share available to common stockholders– basic:
From continuing operations	$1.45	$(2.07)
From discontinued operations	$(0.13)	$(0.28)

Income (loss) per common share — diluted:
Income (loss) from continuing operations	$4,157,108	$(2,666,269)
Add: interest expense, net	(3,036)	—
Numerator for loss from continuing operations per common share — diluted	4,154,072	(2,666,269)
Numerator for loss from discontinuing operations per common share — diluted	(253,367)	(371,248)
Net loss per common share – diluted	$3,900,705	$(3,037,517)

Weighted average common shares outstanding — basic	1,897,315	1,319,094
Effect of dilutive securities:
Options	5,996	—
Preferred shares	15,133	—
Weighted average common shares outstanding – diluted	1,918,4448	1,319,094

Net loss per common share available to common stockholders – diluted:
From continuing operations	$1.43	$(2.07)
From discontinued operations	$(0.13)	$(0.28)